Note 4 - Stockholders' Equity 10k (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31
	2019	2018

Research and development expenses	$200,337	$64,583
General and administrative expenses	137,629	174,252
Total	$337,966	$238,835

	Year Ended December 31,
	2018	2017

Research and development costs	$133,334	$1,091,036
General and administrative expenses	500,748	678,928
Total	$634,082	$1,769,964

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2019	81,633	$215.60	5.1	$-
Granted	40,000	$8.60
Exercised	-	$-		$-
Forfeited	-	$-
Outstanding at March 31 2019	121,633	$147.40	6.4	$19,040

Exercisable at March 31, 2019	89,789	$195.60	5.3	$5,712

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2018	94,704	$395.20	4.7	$108,000
Granted	24,432	$22.60		$-
Exercised	-	-
Forfeited/Expired	(37,503)	$543.80
Outstanding at December 31, 2018	81,633	$215.60	5.1	$-

Exercisable at December 31, 2018	58,306	$291.80	4.4	$-

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Range of Exercise Prices			Number of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
$8.00	-	$10.00	40,000	$8.60	9.7	$19,040
$20.00	-	$70.00	29,432	$23.00	7.1	-
$70.20	-	$260.00	26,612	$195.20	4.1	-
$260.20	-	$520.00	17,189	$295.80	2.8	-
$520.20	-	$780.00	3,275	$617.00	2.2	-
$780.20	-	$1,120.00	5,125	$900.60	4.3	-
			121,633	$147.40	6.4	$19,040

Range of Exercise Prices			Number of Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
$20.00	-	$70.00	29,432	$23.00	7.3	$-
$70.20	-	$260.00	26,612	$195.20	4.3	-
$260.20	-	$520.00	17,189	$295.80	3.1	-
$520.20	-	$780.00	3,275	$617.00	2.5	-
$780.20	-	$1,120.00	5,125	$900.60	4.6	-
			81,633	$215.60	5.1	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended March 31, 2019

Annual dividend		-
Expected life (in years)	5.4	-	5.5
Risk free interest rate	2.4%	-	2.5%
Expected volatility		97%

	Year Ended December 31,
	2018			2017
Annual dividend		-			-
Expected life (in years)	2.5	-	5.3	0.3	-	6.5
Risk free interest rate	2.5%	-	2.8%	0.80%	-	2.22%
Expected volatility	97%	-	113%	62.2%	-	98.0%

Schedule of Share-based Compensation, Warrant Activity [Table Text Block]
Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$6.00	-	$17.50	333,135	May 2021 - August 2024
$22.20	-	$115.80	1,731	May 2021 - May 2023
$256.00	-	$258.00	1,965	January 2022
$324.00	-	$326.00	8,727	March 2020
$442.00	-	$558.00	2,212	December 2019 - January 2021
$690.00	-	$784.00	11,828	October 2019 - October 2021
$1,046.20			577	July 2019
			360,175

Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$11.40	-	$17.50	308,135	May 2021 - August 2024
$22.20	-	$115.80	1,731	May 2021 - May 2023
$256.00	-	$258.00	1,965	January 2022
$324.00	-	$326.00	8,727	March 2020
$442.00	-	$558.00	7,688	March 2019 - January 2021
$690.00	-	$784.00	11,828	October 2019 - October 2021
$946.00	-	$1,044.00	13,795	January 2019 - July 2019
			353,869

Restricted Stock [Member]
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Shares of Restricted Stock	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2018	2,498	$60.00
Granted	2,252	$22.20
Vested	(3,624)	$48.20
Forfeited	-	$-
Outstanding at December 31, 2018	1,126	$22.20

Restricted Stock Units (RSUs) [Member]
Notes Tables
Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of RSU's	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2018	562	$235.40
Granted	2,252	$22.20
Exercised and converted to common shares	-	$-
Forfeited	-	$-
Outstanding at December 31, 2018	2,814	$64.80

Exercisable at December 31, 2018	1,688	$93.20